Annual Fund Operating Expenses (Invesco Mid Cap Core Equity Fund, Class Institutional, Invesco Mid Cap Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco Mid Cap Core Equity Fund | Class Institutional, Invesco Mid Cap Core Equity Fund
Annual Fund Operating Expenses
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.79%